Average Annual Total Returns - Class H - SP SmallCap 600 Pure Growth Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	16.07%	10.32%	10.12%	16.07%	9.72%	9.82%	9.51%	8.07%	8.31%	18.12%	12.35%	12.17%